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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment ☐; Amendment Number: _______

This Amendment (Check only one): ☐ is a restatement.
☐ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Newcastle Partners, L.P.
Address: 300 Crescent Court, Suite 1110
Dallas, Texas 75201

Form 13F File Number: 28-11174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Mark E. Schwarz
Title: Managing Member of General Partner of General Partner
Phone: (214) 661-7474

Signature, Place, and Date of Signing:

_______________, Dallas, Texas, November 10 2005

Report Type (Check only one):

☒ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

☐ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

☐ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	1
Form 13F Information Table Entry Total:	3
Form 13F Information Table Value Total:	$79,677 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number	Name
1	28-11175	Mark E. Schwarz

478487-1

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FORM 13F INFORMATION TABLE

COLUMN 1	COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8		
									VOTING AUTHORITY		
NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (X$1000)	SHRS OR PRN AMT	SH/ PRN	PUT/ CALL	INVESTMENT DISCRETION	OTHER MANAGERS	SOLE	SHARED	NONE
DREYERS GRAND ICE CREAM HL I	COM A CALL PUT	261877104	41,045	500,000	SH		OTHER	1	0	59,584	0
SCHOOL SPECIALTY INC.	COM	807863105	2,512	51,500	SH		OTHER	1	0	51,500	0
MBNA CORP	COM	55262L100	36,120	1,465,900	SH		OTHER	1	0	1,465,900	0